Significant Accounting Policies (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2019 CAD ($)
Significant Accounting Policies Table
Beginning balance, Lease Liabilities	$ 112
Lease payments	(23)
Foreign currency translation adjustment	1
Ending balance, Lease Liabilities	$ 90